Segmented Information (Tables)	12 Months Ended
Dec. 31, 2013
Notes To Financial Statements [Abstract]
Information by geographic area

       The following tables provide information by geographic area:

In millions	Year ended December 31,	2013	2012	2011
Revenues
Canada		$7,149	$6,770	$6,169
U.S.		3,426	3,150	2,859
		$10,575	$9,920	$9,028

In millions	Year ended December 31,	2013	2012	2011
Net income
Canada		$1,762	$1,972	$1,836
U.S.		850	708	621
		$2,612	$2,680	$2,457

In millions	December 31,	2013	2012
Properties
Canada		$15,056	$14,406
U.S.		11,171	10,135
		$26,227	$24,541